Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

Note 13. Equity

Capital Structure

As of December 31, 2025, the Company’s authorized share capital was US$100,100 divided into 2,166,666,666 ordinary shares, comprising 2,166,250,000 Class A ordinary shares and 416,666 Class B ordinary shares, each with a par value of US$0.0000462 per share.

Share Split and Share Consolidation

On May 2, 2023, the Company’s shareholders approved a 1-for-2,600 share forward split of the Company’s authorized and issued ordinary shares, whereby each issued share was subdivided into 2,600 shares. In connection with the share forward split, the par value of each ordinary share was reduced from $0.001 to $0.000000385. The shareholders also approved an increase in the Company’s authorized ordinary shares from 100,000,000 to 260,000,000,000.

On January 15, 2025 and March 21, 2025, the Company effected share consolidations of its issued and unissued ordinary shares on a one-for-forty (1-for-40) and one-for-three (1-for-3) basis, respectively, resulting in a combined one-for-one hundred twenty (1-for-120) share consolidation. Following these consolidations, the Company’s authorized share capital was adjusted to US$100,100 divided into 2,166,666,666 ordinary shares, comprising 2,166,250,000 Class A ordinary shares and 416,666 Class B ordinary shares, each with a par value of US$0.0000462 per share.

All share and per share amounts presented in these consolidated financial statements, including the number of authorized shares, issued and outstanding shares, and earnings per share, have been retrospectively adjusted for all periods presented to reflect the effects of the 2023 share forward split and the 2025 share consolidations, unless otherwise stated.

Issuance of Ordinary Shares

The Company’s ordinary shares were issued during the periods presented primarily in connection with its initial public offering, equity financing activities, share-based compensation arrangements, and settlement or conversion of liabilities into equity.

In 2023, the Company completed its initial public offering (“IPO”) on the Nasdaq Capital Market. The Company issued ordinary shares at a public offering price of $4.00 per share, generating gross proceeds of approximately $15.2 million, before deducting underwriting discounts and offering expenses. The shares commenced trading on October 19, 2023 under the symbol “WBUY.”

In connection with the IPO, the underwriters exercised the over-allotment option in full, resulting in the issuance of additional ordinary shares. In aggregate, a total of 36,417 ordinary shares were issued in connection with the IPO, including the full exercise of the over-allotment option, presented on a post-share split and share consolidation basis. All share numbers presented in these financial statements have been retrospectively adjusted to reflect the impact of share splits and share consolidations.

In 2024, the Company issued ordinary shares through a combination of equity financing arrangements and share-based compensation, including issuances pursuant to subscription agreements, financing arrangements and equity incentive grants.

During the year ended December 31, 2024, the Company issued ordinary shares through various equity transactions, including (i) the issuance of 14,352 ordinary shares to employees under its Equity Incentive Plan, (ii) the issuance of 43,416 ordinary shares upon conversion of convertible notes, whereby the carrying value of the related liabilities was derecognized and reclassified to equity with no gain or loss recognized upon conversion, and (iii) the issuance of an aggregate of 229,823 ordinary shares to investors pursuant to subscription agreements, with proceeds recorded in equity and the excess over par value recognized in additional paid-in capital.

In addition, the Company recognized share-based compensation expense of approximately $630,000 in connection with the issuance of 35,000 Class A ordinary shares, with a corresponding increase in additional paid-in capital.

The cash proceeds from issuance of ordinary shares for the years ended December 31, 2025, 2024 and 2023 were approximately $2,682,925, $5,035,670 and $15,543,750, respectively, as presented in the consolidated statements of cash flows.

During the year ended December 31, 2025, the Company issued ordinary shares through multiple financing and settlement transactions, including (i) the issuance of 13,671 ordinary shares to Orca Capital on January 3, 2025 pursuant to a registered direct offering under an effective registration statement on Form F-3, (ii) the issuance of an aggregate of 286,241 ordinary shares upon conversion of convertible loans in accordance with the contractual terms of the respective agreements, resulting in the derecognition of the related liabilities and reclassification of the carrying amounts to equity, comprising share capital and additional paid-in capital, with no gain or loss recognized upon conversion, and (iii) the issuance of 1,377,888 ordinary shares to certain creditors in settlement of outstanding liabilities, whereby the corresponding liabilities were fully extinguished upon issuance, with the excess over par value recorded in additional paid-in capital.

All issuances of ordinary shares described above are consistent with the movements presented in the consolidated statements of changes in shareholders’ equity.

Issued and Outstanding Shares

Consolidated Balance Sheets as of December 31, 2025:

Equity
(Deficit) Equity
Number of ordinary shares – authorized	2,166,666,666
Number of ordinary shares – issued and outstanding	2,436,907
Par value	$0.0000462

Consolidated Balance Sheets as of December 31, 2024:

Equity
(Deficit) Equity
Number of ordinary shares – authorized	2,166,666,666
Number of ordinary shares – issued and outstanding	759,107
Par value	$0.0000462

Consolidated Balance Sheets as of December 31, 2023:

Equity
(Deficit) Equity
Number of ordinary shares – authorized	2,166,666,666
Number of ordinary shares – issued and outstanding	400,099
Par value	$0.0000462

Additional Paid-in Capital

The Company recognized additional paid-in capital of approximately $13.6 million in connection with its initial public offering, representing gross proceeds of approximately $15.2 million, net of underwriting discounts and offering-related expenses.

Additional paid-in capital also increased during the periods presented as a result of equity issuances under subscription agreements, conversion of liabilities into equity, and share-based compensation arrangements.

Other Matters

All share numbers disclosed in these financial statements have been retrospectively adjusted to reflect the impact of all share splits and share consolidations, as if such transactions had occurred at the beginning of the earliest period presented.

Accordingly, the detailed numerical reconciliation of share movements should be read in conjunction with the consolidated statements of changes in shareholders’ equity.

Restricted Share Units

On January 1, 2021, the Company granted 1,642 restricted share units amounting to $3,240,344, with a vesting period of twenty (20) months effective from the grant date, subject to forfeiture and restrictions which limited the sale or transfer of the shares during the restriction period. The fair value of the restricted share units was estimated on the grant date based on the Company’s most recent observable price of cash transactions with unrelated parties for issuance of its equity securities in September 2020. On August 2, 2024, the Company issued 1,722,159 restricted shares to an investor as part of a financing agreement. The shares had a fair value of approximately $300,000 and were fully vested on the grant date. Although vested, the shares are subject to transfer restrictions. The value of the shares was recorded as a deferred financing cost and will be amortized over 24 months. During the years ended December 31, 2025, 2024 and 2023, the Company recorded share-based compensation of $nil, $630,000 and $nil in its consolidated statements of operations and comprehensive loss. On August 29, 2022, the Company issued 1,642 ordinary shares at the end of the vesting period. As a result of the share forward split, the restricted share unit granted and ordinary shares issued became 4,269,200.